Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of property and equipment are recorded at cost less accumulated depreciation
Useful life
Transport Equipment	5 years
Office Equipment	3-5 years
Leasehold Improvement	3-5 years

Schedule of disaggregation of revenue by major revenue stream
	For the years ended September 30,
	2022	2021	2020
Category of Revenue:
Tutorial service revenue	$9,279,210	$13,518,061	$6,827,677
Logistic and consulting services and others	1,535,446	1,508,930	907,508
Total	$10,814,656	$15,026,991	$7,735,185

Timing of Revenue Recognition:
Services transferred over time	$10,156,547	$13,883,717	$7,194,705
Goods transferred at a point in time	658,109	1,143,274	540,480
	$10,814,656	$15,026,991	$7,735,185

Schedule of currency exchange rates
	September 30, 2022	September 30, 2021	September 30, 2020
Balance sheet items, except for equity accounts	US$1=RMB 7.1135	US$1=RMB 6.4580	US$1=RMB 6.8033
Items in the statements of income and cash flows	US$1=RMB 6.5332	US$1=RMB 6.5095	US$1=RMB 7.0077